S000049859 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	75 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 2500™ Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	10.31%	2.98%		10.55%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	5.71%	2.61%		10.11%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.71%	2.16%		8.90%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.38%	2.02%		7.96%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	5.77%	2.62%	8.41%
Performance Inception Date			Oct. 01, 2019
Class N | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent			15.56%
Performance Inception Date			Oct. 01, 2019
Class N | Russell 2500™ Growth Index
Prospectus [Line Items]
Average Annual Return, Percent			10.10%
Performance Inception Date			Oct. 01, 2019